Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Maximum credit exposure
The maximum credit exposure as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Cash and cash equivalents	￦	1,270,572	1,506,432
Financial instruments		831,637	1,046,897
Investment securities		13,548	11,672
Accounts receivable — trade		2,247,895	2,019,933
Loans and other receivables		1,663,567	1,621,938
Derivative financial assets		150,960	55,457

	￦	6,178,179	6,262,329

Summary of gross carrying amounts of each financial asset except for accounts receivable trade and derivative financial asset
The gross carrying amounts of each financial asset except for the accounts receivable – trade and derivative financial assets as of December 31, 2019 are as follows.

(In millions of won)
	Financial assets at FVTPL		Financial assets at FVOCI	At amortized cost
				12-month ECL	Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired
Gross amount	￦	541,146	4,627	1,887,321	49,360	123,196
Loss allowance		—	—	(4,241)	(8,704)	(83,953)

Carrying amount	￦	541,146	4,627	1,883,080	40,656	39,243

Summary of changes in loss allowance for debt investments
Changes in the loss allowance for the debt investments during the year ended December 31, 2019 are as follows:

(In millions of won)
	12-month ECL		Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired	Total
January 1, 2019	￦	3,305	10,760	101,823	115,888
Remeasurement of loss allowance, net		1,316	1,334	3,942	6,592
Transfer to lifetime ECL — not credit impaired		(380)	380	—	—
Transfer to lifetime ECL — credit impaired		—	(2,790)	2,790	—
Amounts written off		—	(1,515)	(32,165)	(33,680)
Recovery of amounts written off		—	—	7,563	7,563
Business combinations		—	535	—	535

December 31, 2019	￦	4,241	8,704	83,953	96,898

Contractual maturities of financial liabilities
Contractual maturities of financial liabilities as of December 31, 2019 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable — trade	￦	438,297	438,297	438,297	—	—
Borrowings(*)		2,043,140	2,412,647	159,416	2,253,231	—
Debentures(*)		8,220,833	9,493,178	1,184,309	5,237,357	3,071,512
Lease liabilities		712,740	757,871	315,793	335,727	106,351
Accounts payable — other and others(*)		6,563,030	6,704,379	5,005,857	1,124,389	574,133

	￦	17,978,040	19,806,372	7,103,672	8,950,704	3,751,996

(*)	Includes interest payables.

Periods in which cash flows from cash flow hedge derivatives are expected to occur
As of December 31, 2019, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Assets	￦	144,886	147,386	44,872	103,142	(628)
Liabilities		(1,043)	(1,043)	—	(1,043)	—

	￦	143,843	146,343	44,872	102,099	(628)

Debt-equity ratio
Debt-equity ratio as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Total liabilities	￦	21,788,084	20,019,861
Total equity		22,823,536	22,349,250

Debt-equity ratios		95.46%	89.58%

Fair value and carrying amount of financial assets and liabilities including fair value hierarchy
1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2019 are as follows:

(In millions of won)
	December 31, 2019
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	￦	847,281	—	668,891	178,390	847,281
Derivatives hedging instruments		144,886	—	144,886	—	144,886
FVOCI		714,899	407,651	—	307,248	714,899

	￦	1,707,066	407,651	813,777	485,638	1,707,066

Financial liabilities that are measured at fair value:
Derivatives hedging instruments	￦	1,043	—	1,043	—	1,043

Financial liabilities that are not measured at fair value:
Borrowings	￦	2,043,140	—	2,191,037	—	2,191,037
Debentures		8,220,833	—	8,714,408	—	8,714,408
Long-term payables — other		1,974,006	—	2,008,493	—	2,008,493

	￦	12,237,979	—	12,913,938	—	12,913,938

Interest rates used by the group for the fair value measurement
Interest rates used by the Group for the fair value measurement as of December 31, 2019 are as follows:

Interest rate
Derivative instruments	1.68% ~ 1.89%
Borrowings and debentures	1.65% ~ 2.41%
Long-term payables — other	1.59% ~ 1.90%

Carrying amount of financial instruments recognized of which offset agreements are applicable
(4)	Enforceable master netting agreement or similar agreement
Carrying amount of financial instruments recognized of which offset agreements are applicable as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant financial instruments not offset	Net amount
Financial assets:
Accounts receivable — trade and others	￦	102,241	(100,895)	1,346	—	1,346

Financial liabilities:
Accounts payable — other and others	￦	100,895	(100,895)	—	—	—

(In millions of won)
	December 31, 2018
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant financial instruments not offset	Net amount
Financial assets:
Derivatives(*)	￦	1,867	—	1,867	(1,107)	760
Accounts receivable — trade and others		95,990	(95,920)	70	—	70

	￦	97,857	(95,920)	1,937	(1,107)	830

Financial liabilities:
Derivatives(*)	￦	1,107	—	1,107	(1,107)	—
Accounts payable — other and others		95,920	(95,920)	—	—	—

	￦	97,027	(95,920)	1,107	(1,107)	—

(*)	The balance represents the net amount under the standard terms and conditions of International Swap and Derivatives Association.

Currency risk [member]
Statement [LineItems]
Monetary assets and liabilities denominated in foreign currencies
Monetary assets and liabilities denominated in foreign currencies as of December 31, 2019 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	124,137	￦	143,726	1,588,591	￦	1,839,271
EUR	414		537	110		142
JPY	800,440		8,512	261,255		2,778
Others	—		5,299	—		1,669

		￦	158,074		￦	1,843,860

Impact on income before income tax of a hypothetical change in exchange rates
As of December 31, 2019, a hypothetical change in exchange rates by 10% would have increased (reduced) the Group’s income before income tax as follows:

(In millions of won)
	If increased by 10%		If decreased by 10%
USD	￦	6,228	(6,228)
EUR		40	(40)
JPY		573	(573)
Others		363	(363)

	￦	7,204	(7,204)

Available- for-sale financial assets [Member] | Level 3 [member]
Statement [LineItems]
Fair value of assets
3)	There have been no transfers between Level 2 and Level 1 for year ended December 31, 2019. The changes of financial assets classified as Level 3 for the year ended December 31, 2019 are as follows:

(In millions of won)
	Balance at January 1, 2019		Loss for the period	OCI	Acquisition	Disposal	Transfer	Balance at December 31, 2019
FVTPL	￦	124,374	(5,417)	2,345	58,361	(9,264)	7,991	178,390
FVOCI		250,718	—	(7,716)	92,445	(6,306)	(21,893)	307,248

	￦	375,092	(5,417)	(5,371)	150,806	(15,570)	(13,902)	485,638